Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

Note 20 - Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Farmmi, Inc.

Parent Company Balance Sheets

	As of	As of
	September 30,	September 30,
	2024	2023
Assets
Current assets
Cash	$70	$84
Other receivables	294,701	103,760
	294,771	103,844
Non-current assets
Investment in subsidiaries	169,753,151	167,664,201
Total assets	$170,047,922	$167,768,045

Liabilities and Shareholders’ Equity
Current liabilities
Interest payable	31,685	3,377
Convertible promissory notes	-	5,788,742
Derivative liability	-	-
Total liabilities	31,685	$5,792,119

Commitments and contingencies

Shareholders’ equity
Ordinary shares, $0.20 par value: 500 million shares authorized, 10,678,953 and 6,094,078 shares issued and outstanding as of September 30, 2024 and 2023, respectively	2,135,791	1,218,816
Additional paid-in capital	161,571,245	160,571,517
Retained earnings	6,309,201	185,593
Total shareholders’ equity	170,016,237	161,975,926

Total liabilities and shareholders’ equity	$170,047,922	$167,768,045

Farmmi, Inc.

Parent Company Statements of Operations

	For the year ended September 30,
	2024	2023	2022
Operating expenses:
General and administrative expenses	$(803,483)	$(913,948)	$(2,961,849)
Other expenses
Change in fair value of derivative liability	-	873,767	419,649
Interest expense	(1,535,732)	(445,766)	-
Amortization of debt issuance costs	(60,301)	(1,691,609)	(48,160)
Other expenses	(1,061)	(432)	(3,024)
Loss from operations	(2,400,577)	(2,177,988)	(2,593,384)
Equity in (loss) income of subsidiaries and VIE	(2,254,102)	4,721,801	4,817,363
Comprehensive (loss) income attributable to the Company	$(4,654,679)	$2,543,813	$2,223,979

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the year ended September 30,
	2024	2023	2022
Cash flows from operating activities
Net (loss) income	$(4,654,679)	$2,543,813	$2,223,979
Adjustments to reconcile net (loss) income to net cash used in operating activities
Equity in earnings of subsidiaries	2,254,102	(4,721,801)	(4,817,363)
Interest expense	1,444,191	-	-
Amortization of debt issuance costs	60,301	1,691,609	48,160
Change in fair value of derivative liability	-	(873,767)	(419,649)
Share-based compensation	-	-	2,007,328
Other current assets	134,996	98	21,223
Other current liabilities	-	(50,869)	54,246
Net cash used in operating activities	(761,089)	(1,410,917)	(882,076)

Cash flows from investing activities
Investing in subsidiaries	1,028,374	(10,576,178)	(7,529,060)
Net cash provided by (used in) investing activities	1,028,374	(10,576,178)	(7,529,060)

Cash flows from financing activities
Proceeds from promissory notes	5,000,000	-	-
Repayment of promissory notes	(130,000)	-	-
Repayment of convertible promissory notes	(6,050,625)	-	-
Net proceeds from share issuance	762,703	7,930,000	6,000,000
Net proceeds from issuance of convertible promissory notes	-	-	6,000,000
Proceeds from advances from related parties	150,623	-	-
Repayment of advances from related parties	-	-	(54,600)
Net cash (used in) provided by financing activities	(267,299)	7,930,000	11,945,400

Net (decrease) increase in cash	(14)	(4,057,095)	3,534,264
Cash, beginning of year	84	4,057,179	522,915
Cash, end of year	$70	$84	$4,057,179